Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) - Parent Company [Member]	Dec. 31, 2018 ¥ / shares shares
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Preferred shares issued	8,611,133
Preferred shares outstanding	8,611,133
Preferred shares authorized	12,916,700
Preferred shares, par value (in Yuan Renminbi per share) | ¥ / shares	¥ 0.0001
Common Class A [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Yuan Renminbi per share) | ¥ / shares	¥ 0.0001
Ordinary shares authorized	20,115,570
Ordinary shares issued	20,115,570
Ordinary shares outstanding	20,115,570
Common Class B [Member]
Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets (Parentheticals) [Line Items]
Ordinary shares, par value (in Yuan Renminbi per share) | ¥ / shares	¥ 0.0001
Ordinary shares authorized	466,967,730
Ordinary shares issued	79,884,430
Ordinary shares outstanding	79,884,430